Income Taxes (Income Tax Benefit (Expense)) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current	¥ 0	$ 0	¥ 0	¥ 0
Deferred	(808)	(124)	(5,317)	(7,000)
Total	¥ 808	$ 124	¥ 5,317	¥ 7,000